Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Summary of Business Acquisitions	The OURS acquisition date fair value of the consideration transferred for OURS was approximately $40,821, which consisted of the following

Fair Value
Cash	$16,107
Stock Consideration	24,105
Assumed liabilities related to third-party expenses	609

Total	$40,821

The acquisition date fair value of the consideration transferred for Blackmore was approximately $74,712, which consisted of the following:

Fair Value
Cash	$25,569
Stock Consideration	47,143
Assumed liabilities related to third-party expenses	2,000

Total	$74,712

Summary of The Fair Values of Assets Acquired and Liabilities
The following table summarizes the fair values of assets acquired and liabilities assumed as of the date of the ATG acquisition:

Cash and cash equivalents	$310,540
Prepaid expenses and other current assets	6,229
Property and equipment, net	63,395
Operating lease right-of-use assets	41,915
Other assets	18,351
Acquisition related intangible assets	545,500
Goodwill	1,056,817
Accounts payable	(1,860)
Related party payable	(46,970)
Accrued expenses and other current liabilities	(37,796)
Operating lease liabilities	(40,413)

Total	$1,915,708

The following table summarizes the fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
Cash and cash equivalents	$2,649
Prepaid expenses and other current assets	268
Goodwill	30,047
Intangible assets	52,700
Fixed assets, net	623
Right-of-use assets	2,479
Accrued payroll and related liabilities	(332)
Accounts payable and accrued liabilities	(413)
Deferred tax liability	(10,830)
Operating lease liabilities	(2,479)

Total	$74,712

Summary of Pro Forma Information Adjustments
The following supplemental pro forma information combines the historical results of Aurora and ATG as if the ATG acquisition had occurred on January 1, 2020, the beginning of the earliest period presented and includes pro forma adjustments related to depreciation and amortization of acquired property, plant and equipment, share-based compensation expense, and severance expense.

	Six months ended June 30,
	2021	2022
Revenue	$—	$—
Net loss	$(305,345)	$(639,699)

Ours Technology [Member]
Business Acquisition [Line Items]
Summary of The Fair Values of Assets Acquired and Liabilities
The following table summarizes the fair values of assets acquired and liabilities assumed as of the date of the OURS acquisition:

Fair Value
Cash and cash equivalents	$153
Prepaid expenses and other current assets	23
Property and equipment, net	218
Other assets	9
Acquisition related intangible assets	19,000
Goodwill	24,251
Accounts payable	(46)
Deferred tax liability	(2,787)

Total	$40,821